Taxation - Schedule of Net Operating Tax Loss Carry Forwards (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	¥ 855,071
Loss Expiring in 2025 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	111,903
Loss Expiring in 2026 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	65,054
Loss Expiring in 2027 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	73,009
Loss Expiring in 2028 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	72,403
Loss Expiring in 2029 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	191,644
Loss Expiring in 2030 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	64,115
Loss Expiring in 2031 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	51,985
Loss Expiring in 2032 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	82,823
Loss Expiring in 2033 [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	46,509
Loss expiring in 2034 and after [Member]
Schedule of Net Operating Tax Loss Carry Forwards [Line Items]
Operating tax loss carry forwards	¥ 95,626